Premises and Equipment, Net - Estimated Amortization Expected to be Amortized Over Next Five Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant and Equipment Useful Life And Values [Abstract]
2014	$ 38,238
2015	29,972
2016	24,134
2017	19,231
2018	10,431
Thereafter	3,002
Computer software, net	$ 125,008	$ 117,349